Operating expenses by nature - Summary of Operating Expense by Nature (Detail) - BRL (R$) R$ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of operating expense by nature [abstract]
Selling expenses	R$ 28,476	R$ 24,518	R$ 155,115	R$ 96,075	R$ 32,881
Advertising and publicity	28,476	24,518	155,115	96,075	32,881
Administrative expenses	578,116	368,285	1,891,481	1,176,805	649,585
Personnel expenses	400,980	255,844	1,261,887	712,060	428,772
Compensation	177,119	71,466	408,394	221,746	134,535
Employee profit-sharing and bonus	103,020	150,185	645,992	356,938	217,982
Executives profit-sharing	72,677	10,143	67,547	50,656	28,802
Benefits	17,549	10,834	47,457	35,922	16,697
Social charges	30,052	12,515	88,960	45,115	28,836
Other	563	701	3,537	1,683	1,920
Other taxes expenses	6,843	6,635	39,691	43,945	20,749
Depreciation of property and equipment and right-of-use assets	15,878	8,102	53,530	26,278	9,338
Amortization of intangible assets	15,648	7,055	37,630	26,510	18,065
Other administrative expenses	138,767	90,649	498,743	368,012	172,661
Data processing	55,947	33,328	178,860	130,678	71,861
Technical services	20,768	15,360	85,782	76,476	26,985
Third parties' services	40,193	21,968	145,730	63,333	19,006
Rent expenses	3,390	6,318	10,575	41,950	16,492
Communication	4,499	3,454	17,495	11,457	11,276
Travel	5,699	3,674	21,676	13,804	9,791
Legal and judicial	677	414	3,406	9,023	2,638
Other	7,594	6,133	35,219	21,291	14,612
Total	R$ 606,592	R$ 392,803	R$ 2,046,596	R$ 1,272,880	R$ 682,466